Finance Receivables (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Finance Receivables
Net finance receivables	$ 13,836	$ 15,559
Personal loans
Finance Receivables
Net finance receivables	13,300	13,295
Personal loans | Titled personal property
Finance Receivables
Amount of receivable secured by personal property	$ 3,000	$ 2,800
Percentage of net finance receivables secured by the real and/or personal property of the borrower	22.00%	21.00%
Personal loans | Consumer household goods or other items of personal property
Finance Receivables
Amount of receivable secured by personal property	$ 10,300	$ 10,500
Percentage of net finance receivables secured by the real and/or personal property of the borrower	78.00%	79.00%
Personal loans | Minimum
Finance Receivables
Finance receivables, original term (years)	3 years
Personal loans | Maximum
Finance Receivables
Finance receivables, original term (years)	6 years
Real estate loans
Finance Receivables
Net finance receivables	$ 517	$ 538
Real estate loans | Real estate loans secured by first mortgage
Finance Receivables
Net finance receivables	$ 201	$ 207
Percentage of net finance receivables outstanding	39.00%	38.00%
Real estate loans | Real estate loans secured by second mortgage
Finance Receivables
Net finance receivables	$ 316	$ 331
Percentage of net finance receivables outstanding	61.00%	62.00%
Real estate loans | Maximum
Finance Receivables
Finance receivables, original term (years)	360 months
Retail Sales Finance
Finance Receivables
Net finance receivables	$ 19	$ 23
Retail Sales Finance | Maximum
Finance Receivables
Finance receivables, original term (years)	60 months